Intangible assets (revised) - Schedule of Cash Generating Unit (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 41,091	£ 47,956
Reynolds American | Reynolds Goodwill
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	30,938	37,181
Europe
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 5,596	£ 5,670
Pre-tax discount rates	6.60%	7.50%
Canada
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 2,386	£ 2,460
Pre-tax discount rates	20.30%	19.40%
Australia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 717	£ 755
Pre-tax discount rates	7.30%	8.20%
South Africa
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 189	£ 541
Pre-tax discount rates	14.30%	10.40%
Singapore
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 382	£ 398
Pre-tax discount rates	7.40%	7.90%
Malaysia
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 217	£ 240
Pre-tax discount rates	10.20%	11.40%
Peru
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 73	£ 103
Pre-tax discount rates	12.40%	7.50%
Other
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 340	£ 344
Pre-tax discount rates	6.70%	8.00%
Reynolds American
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 30,938	£ 37,181
Pre-tax discount rates	9.60%	8.80%
GTR
Disclosure Of Information For Individual Asset Or Cashgenerating Unit With Significant Amount Of Goodwill Or Intangible Assets With Indefinite Useful Lives [Line Items]
Carrying amount	£ 253	£ 264
Pre-tax discount rates	7.60%	7.60%